GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31
	2022	2021

Professional services	2,575,294	2,527,076
Salaries and related expenses	297,848	214,570
Share based compensation	934,188	598,699
Legal expenses	108,814	160,814
Insurance	473,650	473,985
Rent and office maintenance	50,361	21,069
Registration fees	233,350	233,395
Communications	1,432	822
Depreciation	8,114	20,040
Other expenses	33,858	16,384
	4,716,909	4,266,854